Summary of Significant Accounting Policies (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Segment	Dec. 31, 2023 USD ($)
Accounting Policies [Abstract]
Number of Operating Segments | Segment	2
Advertising Expense | $	$ 82	$ 40
[custom:CostOfFundsRate]	11.48%	11.28%